Exposures - Total net exposure (Details) - Credit risk - SEK (kr) kr in Billions	Sep. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 335.4	kr 327.2
Percentage of net exposures	100.00%	100.00%
Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 162.6	kr 167.1
Percentage of net exposures	48.50%	51.10%
Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 20.5	kr 11.4
Percentage of net exposures	6.10%	3.50%
Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 0.1	kr 0.0
Percentage of net exposures	0.00%	0.00%
Public Sector Entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 1.1	kr 0.4
Percentage of net exposures	0.30%	0.10%
Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 32.0	kr 38.6
Percentage of net exposures	9.60%	11.80%
Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 119.1	kr 109.7
Percentage of net exposures	35.50%	33.50%
Credits and interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 272.2	kr 245.0
Percentage of net exposures	100.00%	100.00%
Credits and interest-bearing securities | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 111.1	kr 97.1
Percentage of net exposures	40.80%	39.60%
Credits and interest-bearing securities | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 20.5	kr 11.4
Percentage of net exposures	7.50%	4.70%
Credits and interest-bearing securities | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 0.1	kr 0.0
Percentage of net exposures	0.00%	0.00%
Credits and interest-bearing securities | Public Sector Entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 1.1	kr 0.4
Percentage of net exposures	0.40%	0.20%
Credits and interest-bearing securities | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 26.0	kr 32.7
Percentage of net exposures	9.60%	13.30%
Credits and interest-bearing securities | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 113.4	kr 103.4
Percentage of net exposures	41.70%	42.20%
Undisbursed credits, derivatives
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 63.2	kr 82.2
Percentage of net exposures	100.00%	100.00%
Undisbursed credits, derivatives | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 51.5	kr 70.0
Percentage of net exposures	81.50%	85.10%
Undisbursed credits, derivatives | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 6.0	kr 5.9
Percentage of net exposures	9.50%	7.20%
Undisbursed credits, derivatives | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 5.7	kr 6.3
Percentage of net exposures	9.00%	7.70%